Payment Status for the LHFI Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	$ 116,015		$ 108,768
Accruing 30-89 Days Past Due	1,549		1,532
Accruing 90+ Days Past Due	2,028		1,565
Nonaccruing	2,903	[1]	4,110	[2]
Total	122,495	[3]	115,975	[3]
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	49,538		44,753
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	5,094		6,167
Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,240		2,568
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	23,243	[4]	23,959	[4]
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	15,765		16,751
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	980		1,291
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,610	[5]	1,309	[5]
Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,165		9,499
Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	540		485
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	54,838		51,435
Accruing 30-89 Days Past Due	96		149
Accruing 90+ Days Past Due	12		17
Nonaccruing	926	[1]	1,887	[2]
Total	55,872		53,488
Commercial Portfolio Segment | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	49,098		44,046
Accruing 30-89 Days Past Due	80		111
Accruing 90+ Days Past Due	12		12
Nonaccruing	348	[1]	584	[2]
Total	49,538		44,753
Commercial Portfolio Segment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	4,797		5,794
Accruing 30-89 Days Past Due	9		27
Accruing 90+ Days Past Due	0		4
Nonaccruing	288	[1]	342	[2]
Total	5,094		6,167
Commercial Portfolio Segment | Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	943		1,595
Accruing 30-89 Days Past Due	7		11
Accruing 90+ Days Past Due	0		1
Nonaccruing	290	[1]	961	[2]
Total	1,240		2,568
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	42,855		42,500
Accruing 30-89 Days Past Due	726		899
Accruing 90+ Days Past Due	1,129		934
Nonaccruing	1,950	[1]	2,188	[2]
Total	46,660		46,521
Residential Mortgage Loans | Residential Guaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	5,394		3,469
Accruing 30-89 Days Past Due	176		167
Accruing 90+ Days Past Due	1,102		884
Nonaccruing	0	[1]	0	[2]
Total	6,672		4,520
Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	21,501	[6]	21,916	[7]
Accruing 30-89 Days Past Due	324	[6]	456	[7]
Accruing 90+ Days Past Due	26	[6]	44	[7]
Nonaccruing	1,392	[1],[6]	1,543	[2],[7]
Total	23,243	[6]	23,959	[7]
Residential Mortgage Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	15,223		16,162
Accruing 30-89 Days Past Due	204		234
Accruing 90+ Days Past Due	0		0
Nonaccruing	338	[1]	355	[2]
Total	15,765		16,751
Residential Mortgage Loans | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	737		953
Accruing 30-89 Days Past Due	22		42
Accruing 90+ Days Past Due	1		6
Nonaccruing	220	[1]	290	[2]
Total	980		1,291
Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	18,322		14,833
Accruing 30-89 Days Past Due	727		484
Accruing 90+ Days Past Due	887		614
Nonaccruing	27	[1]	35	[2]
Total	19,963		15,966
Consumer Portfolio Segment | Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	5,690		3,281
Accruing 30-89 Days Past Due	640		383
Accruing 90+ Days Past Due	869		596
Nonaccruing	0	[1]	0	[2]
Total	7,199		4,260
Consumer Portfolio Segment | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	2,032		1,692
Accruing 30-89 Days Past Due	14		15
Accruing 90+ Days Past Due	6		5
Nonaccruing	7	[1]	10	[2]
Total	2,059		1,722
Consumer Portfolio Segment | Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	10,074		9,400
Accruing 30-89 Days Past Due	66		74
Accruing 90+ Days Past Due	5		0
Nonaccruing	20	[1]	25	[2]
Total	10,165		9,499
Consumer Portfolio Segment | Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	526		460
Accruing 30-89 Days Past Due	7		12
Accruing 90+ Days Past Due	7		13
Nonaccruing	0	[1]	0	[2]
Total	$ 540		$ 485

[1]	Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[2]	Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[3]	Includes loans of consolidated VIEs $3,322 $2,869
[4]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[5]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[6]	Includes $431 million of loans carried at fair value.
[7]	Includes $488 million of loans carried at fair value.